Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Discount rate	3.19%	3.03%
Salary increase rate	3.07%	2.65%
Expected long-term rate of return on funds for the pension expense of the year	4.44%	4.76%
Net periodic benefit cost, Discount rate	3.03%	3.83%	3.43%
Net periodic benefit cost, Salary increase rate	2.65%	2.82%	2.92%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.76%	4.88%	4.43%